Convertible Notes	12 Months Ended
Jun. 30, 2025
Convertible Notes [Abstract]
CONVERTIBLE NOTES

14 - CONVERTIBLE NOTES

On December 6, 2024, the Company entered into a Standby Equity Purchase Agreement and a Convertible Promissory Note (collectively, the “Note Purchase Agreement”) with certain institutional investors, pursuant to which the Company agreed to issue and sell issue and sell up to US$50,000,000 aggregate principal amount of unsecured promissory notes (the “Convertible Notes”, each an “Convertible Note”) due to mature on December 6, 2026 (the “Convertible Note Maturity Date”). The Convertible Notes comprises advances in two stages.

The amount associated with the first stage is US15,000,000. In this stage, a 10% of discount was charged to the principal amount. The Investor shall, in its sole discretion, select the amount of the advance, and the time it desires to deliver each investor notice; provided that the amount of the advance selected shall not exceed the balance owed under all Convertible Notes outstanding on the date of delivery of the investor notice. The purchase price of the shares in respect of any advance pursuant to an investor notice shall be equal to the conversion price determined in the Note Purchase Agreement. The Investor shall pay the Purchase Price for the Shares to be issued pursuant to the Investor Notice by offsetting the amount of the purchase price to be paid by the Investor against an equal amount outstanding under the Convertible Notes.

The amount associated with the second stage is US35,000,000. In this stage, the Company shall, in its sole discretion, select the number of advance shares, not to exceed the maximum advance amount), it desires to issue and sell to the Investor. The purchase price of the shares in respect of any advance in this stage shall be equal to the conversion price determined in the Note Purchase Agreement.

The Company received the net proceeds of first installment of $6,580,000 in December 2024.

The Company incurred issuance costs of $620,000 which is presented on the balance sheet as a direct deduction from the Convertible Notes. Convertible Notes are classified as a long-term debt on balance sheet and measured at amortized cost; they do not meet the definition of a derivative; and not issued at a substantial premium or discount. None of the option features of the Convertible Notes were determined to meet the definition of a derivative if they were a freestanding instrument as they do not permit net settlement, or, the feature was determined to be clearly and closely related to the debt host contract. The fair value of the Convertible Notes approximates its carrying value as at the reporting date.